CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,234,897	$ 684,224	$ 2,384,239	$ 1,118,731	$ 2,739,439	$ 994,265
Cost of revenue	622,645	440,033	1,210,109	781,075	1,384,145	1,226,321
Gross profit	612,252	244,191	1,174,130	337,656	1,355,294	(232,056)
Operating expenses:
Selling and marketing	576,894	337,156	1,187,556	616,883	1,421,127	713,972
Research and development	49,362	49,267	99,029	93,969	181,303	343,712
General and administrative	944,428	615,528	1,881,388	1,353,209	3,732,749	2,568,227
Impairment of related party non-marketable securities					0	50,000
Amortization and depreciation	137,412	147,921	265,077	293,409	538,761	570,247
Total operating expenses	1,708,096	1,149,872	3,433,050	2,357,470	5,873,940	4,246,158
Operating loss	(1,095,844)	(905,681)	(2,258,920)	(2,019,814)	(4,518,646)	(4,478,214)
Other income (expense):
Unrealized loss on derivative liabilities	0	(1,264,962)	0	(954,189)	(155,027)	(2,758,488)
Unrealized gain on marketable securities	1,422	0	1,650	0	(450)	(2,400)
Loss on settlement of debt					(15,724)	(1,664,281)
Other income					0	750
Interest income (expense), net	(105)	(48,284)	132	(48,120)	(917,992)	(675,997)
Total other income	1,317	(1,313,246)	1,782	(1,002,309)	(1,089,193)	(5,100,416)
Net loss	(1,094,527)	(2,218,927)	(2,257,138)	(3,022,123)	(5,607,839)	(9,578,630)
Dividends on Series A Convertible preferred stock	(13,524)	(20,000)	(27,274)	(40,000)	(75,206)	(80,000)
Net loss available to common stockholders	$ (1,108,051)	$ (2,238,927)	$ (2,284,412)	$ (3,062,123)	$ (5,683,045)	$ (9,658,630)
Net loss per common share-basic and diluted	$ (0.17)	$ (0.50)	$ (0.35)	$ (0.68)	$ (1.21)	$ (2.44)
Weighted average common shares outstanding-basic and diluted	6,471,832	4,494,859	6,469,212	4,485,164	4,693,437	3,956,223